Other Income (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Other Income
Other income for the fiscal years ended March 31, 2023, 2022 and 2021 consisted of the following:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Income from operating leases	¥39,654	¥32,733	¥34,426
Income related to disposal of assets leased	—	29	1,233
Income related to IT solution services	11,889	11,428	12,836
Gains on disposal of property, plant and equipment, and other intangible assets	3,326	1,708	3,035
Reversal of impairment losses of investments in associates and joint ventures	22,915	2,059	9,930
Gains on step acquisition of subsidiaries	—	—	405
Others	103,043	60,770	76,358

Total other income	¥180,827	¥108,727	¥138,223